Consolidated Statement of Changes in Equity ¥ in Thousands, $ in Thousands	CNY (¥)	USD ($)	Issued capital [Member] CNY (¥)	Issued capital [Member] USD ($)	Treasury shares [member] CNY (¥)	Treasury shares [member] USD ($)	Statutory reserves [Member] CNY (¥)	Statutory reserves [Member] USD ($)	Capital reserves [Member] CNY (¥)	Capital reserves [Member] USD ($)	Retained earnings [member] CNY (¥)	Retained earnings [member] USD ($)	Foreign currency translation reserve [member] CNY (¥)	Foreign currency translation reserve [member] USD ($)	Performance shares reserves [member] CNY (¥)	Performance shares reserves [member] USD ($)	Fair value reserve [member] CNY (¥)	Fair value reserve [member] USD ($)	Premium paid for acquisition of non-controlling interests [member] CNY (¥)	Premium paid for acquisition of non-controlling interests [member] USD ($)	Attributable to the equity holders of the parent [Member] CNY (¥)	Attributable to the equity holders of the parent [Member] USD ($)	Non-controlling interests [member] CNY (¥)	Non-controlling interests [member] USD ($)
Balance at Dec. 31, 2021	¥ 11,615,344		¥ 2,081,138				¥ 309,237		¥ 30,704		¥ 6,578,865		¥ (118,176)		¥ 19,758		¥ (30,902)		¥ (11,472)		¥ 8,859,152		¥ 2,756,192
Profit for the year	335,661										218,581										218,581		117,080
Other comprehensive income for the year, net of tax	89,117												73,477				311				73,788		15,329
Total comprehensive income for the year, net of tax	424,778										218,581		73,477				311				292,369		132,409
Transactions with owners, recorded directly in equity
Contribution by non-controlling interests	53,500																						53,500
Dividends paid	(109,684)										(109,684)										(109,684)
Cost of share-based payments	0
Dividends paid/payable to non-controlling interests	(103,199)																						(103,199)
Dilution of interest in subsidiary																			2,009		2,009		(2,009)
Transfer to statutory reserves							26,498				(26,498)
Issuance of put option to non-controlling interests of subsidiary	(45,675)								(34,900)												(34,900)		(10,775)
Balance at Dec. 31, 2022	11,835,064		2,081,138				335,735		(4,196)		6,661,264		(44,699)		19,758		(30,591)		(9,463)		9,008,946		2,826,118
Profit for the year	422,856										285,518										285,518		137,338
Other comprehensive income for the year, net of tax	32,018												16,728				8,137				24,865		7,153
Total comprehensive income for the year, net of tax	454,874										285,518		16,728				8,137				310,383		144,491
Transactions with owners, recorded directly in equity
Contribution by non-controlling interests	20,000																						20,000
Dividends paid	(80,238)										(80,238)										(80,238)
Purchase of treasury shares	0
Cost of share-based payments	0
Dividends paid/payable to non-controlling interests	(35,702)																						(35,702)
Dilution of interest in subsidiary																			1,477		1,477		(1,477)
Transfer to statutory reserves							45,989				(45,989)
Issuance of put option to non-controlling interests of subsidiary	(18,373)								(14,040)												(14,040)		(4,333)
Balance at Dec. 31, 2023	12,175,625		2,081,138				381,724		(18,236)		6,820,555		(27,971)		19,758		(22,454)		(7,986)		9,226,528		2,949,097
Profit for the year	491,742	$ 68,547									323,055										323,055		168,687
Other comprehensive income for the year, net of tax	18,459	2,573											12,915				2,112				15,027		3,432
Total comprehensive income for the year, net of tax	510,201	71,120									323,055		12,915				2,112				338,082		172,119
Transactions with owners, recorded directly in equity
Contribution by non-controlling interests	83,097																						83,097
Dividends paid	(101,647)										(101,647)										(101,647)
Purchase of treasury shares	(285,561)	(39,806)			¥ (285,561)																(285,561)
Cost of share-based payments	7,829	1,091													5,703						5,703		2,126
Dividends paid/payable to non-controlling interests	(89,229)																						(89,229)
Dilution of interest in subsidiary																			(19,597)		(19,597)		19,597
Acquisition of non-controlling interest without change in control	(750)																		1,117		1,117		(1,867)
Transfer to statutory reserves							62,225				(62,225)
Balance at Dec. 31, 2024	¥ 12,299,565	$ 1,714,513	¥ 2,081,138	$ 290,103	¥ (285,561)	$ (39,806)	¥ 443,949	$ 61,885	¥ (18,236)	$ (2,542)	¥ 6,979,738	$ 972,949	¥ (15,056)	$ (2,099)	¥ 25,461	$ 3,549	¥ (20,342)	$ (2,836)	¥ (26,466)	$ (3,689)	¥ 9,164,625	$ 1,277,514	¥ 3,134,940	$ 436,999